UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              129

Form 13F Information Table Value Total:              $143,220
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AMLI Residential Properties Tr       STOCK  001735109    2,668     113,300    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101    4,412     127,500    SH              SOLE      NONE                   NONE
Arden Realty Inc                     STOCK  039793104    2,779     107,100    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105    2,106     320,600    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301      369      13,000    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103    1,294     119,800    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203      394      16,000    SH              SOLE      NONE                   NONE
BPP Liquidating Trust                STOCK  12232C108        7      11,000    SH              SOLE      NONE                   NONE
CBL & Associates Properties In       STOCK  124830100      172       4,000    SH              SOLE      NONE                   NONE
CLC Healthcare Inc                   STOCK  12562J103        0         400    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106    1,474      41,900    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111      175       6,352    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103    4,674     271,116    SH              SOLE      NONE                   NONE
Cornerstone Realty Income Trus       STOCK  21922V102    1,849     252,900    SH              SOLE      NONE                   NONE
Corporate Office Properties Tr       STOCK  22002T108      220      13,000    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105    2,789     167,900    SH              SOLE      NONE                   NONE
Crown American Realty Trust          STOCK  228186102    3,482     324,200    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103    4,155     146,104    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505      110       4,000    SH              SOLE      NONE                   NONE
Equity One Inc                       STOCK  294752100    2,288     139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206    2,483      77,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    5,012     158,600    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106        2       1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101        0         640    SH              SOLE      NONE                   NONE
Lion Gables Residential Trust        STOCK  362418105    4,589     151,800    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105    2,767     144,500    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102    6,045     269,850    SH              SOLE      NONE                   NONE
Great Lakes REIT                     STOCK  390752103      208      13,000    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109    4,150      98,000    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106    4,487     147,100    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104    2,988     102,500    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108    4,070     182,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102    1,009      32,300    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101    4,403     478,600    SH              SOLE      NONE                   NONE
iStar Financial Inc                  STOCK  45031U101      365      10,000    SH              SOLE      NONE                   NONE
Keystone Property Trust              STOCK  493596100    4,107     221,900    SH              SOLE      NONE                   NONE
CRT Properties Inc                   STOCK  500228101      689      40,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101    4,402     248,700    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104    1,877      51,600    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108       22       5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    4,875     180,500    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109    2,338      69,700    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104    1,121      60,800    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102      857      53,600    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104    3,372     211,700    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106    4,866     227,910    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       47       9,000    SH              SOLE      NONE                   NONE
Pan Pacific Retail Properties        STOCK  69806L104      257       6,540    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    3,531     117,900    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102       32       2,400    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107    3,220     121,500    SH              SOLE      NONE                   NONE
Price Legacy Corporation             STOCK  74144P106        8       2,200    SH              SOLE      NONE                   NONE
Prime Group Realty Trust             STOCK  74158J103      587     101,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202    3,851     165,300    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104      533      14,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621k106      997      47,800    SH              SOLE      NONE                   NONE
RFS Hotel Investors Inc              STOCK  74955J108    1,067      86,600    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109       37       2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104      132       4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109      234       6,000    SH              SOLE      NONE                   NONE
Sizeler Property Investors Inc       STOCK  830137105    1,264     123,300    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108    2,356      74,800    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103       38       2,000    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101    2,888      82,200    SH              SOLE      NONE                   NONE
U.S. Restaurant Properties           STOCK  902971100    2,253     143,500    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102      895      52,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102        0       1,260    SH              SOLE      NONE                   NONE
Vornado Operating Inc                STOCK  92904N103        0         250    SH              SOLE      NONE                   NONE

Rio Tinto Alcan Inc                  STOCK  013716105      108       3,100    SH              SOLE      NONE                   NONE
Alcoa Inc                            STOCK  013817101       72       2,600    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103      452      11,300    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101      317      11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109      274       6,200    SH              SOLE      NONE                   NONE
Time Warner Inc                      STOCK  00184A105      164      10,600    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101      386       9,800    SH              SOLE      NONE                   NONE
Archer-Daniels-Midland Co            STOCK  039483102       85       6,500    SH              SOLE      NONE                   NONE
Avon Products Inc                    STOCK  054303102      306       4,900    SH              SOLE      NONE                   NONE
Bank One Corp                        STOCK  06423A103      404      10,200    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104      438       5,300    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108       79       3,000    SH              SOLE      NONE                   NONE
Cadbury PLC                          STOCK  127209302      151       6,200    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105      484      10,100    SH              SOLE      NONE                   NONE
Citigroup Inc                        STOCK  172967101      502      11,200    SH              SOLE      NONE                   NONE
Coca-Cola Co/The                     STOCK  191216100      247       5,500    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103      202       3,700    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103      219      12,400    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104      345       8,700    SH              SOLE      NONE                   NONE
Del Monte Foods Co                   STOCK  24522P103       10       1,161    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  264399106      172       9,800    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206      174       5,000    SH              SOLE      NONE                   NONE
FedEx Corp                           STOCK  31428X106      109       1,700    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103      209       6,900    SH              SOLE      NONE                   NONE
FleetBoston Financial Corp           STOCK  339030108      202       6,500    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104      280       6,100    SH              SOLE      NONE                   NONE
Gillette Co/The                      STOCK  375766102      188       6,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102      154       7,400    SH              SOLE      NONE                   NONE
HJ Heinz Co                          STOCK  423074103      313       9,200    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101      471       5,800    SH              SOLE      NONE                   NONE
Kellogg Co                           STOCK  487836108      199       5,800    SH              SOLE      NONE                   NONE
Keycorp                              STOCK  493267108      205       7,600    SH              SOLE      NONE                   NONE
Kimberly-Clark Corp                  STOCK  494368103       39         800    SH              SOLE      NONE                   NONE
Kraft Foods Inc                      STOCK  50075N104       36       1,300    SH              SOLE      NONE                   NONE
Kroger Co/The                        STOCK  501044101      149       8,800    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101      204      11,300    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108       66       1,000    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104      217       5,900    SH              SOLE      NONE                   NONE
MBNA Corp                            STOCK  55262L100      390      17,500    SH              SOLE      NONE                   NONE
Merck & Co Inc/NJ                    STOCK  589331107       88       1,600    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104       93       4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       75       4,400    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106      222       9,900    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108      166       3,600    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109       97       1,100    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202       61       2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104       56       1,400    SH              SOLE      NONE                   NONE
Sara Lee Corp                        STOCK  803111103      267      14,300    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106      418      10,900    SH              SOLE      NONE                   NONE
Walt Disney Co/The                   STOCK  254687106      110       5,000    SH              SOLE      NONE                   NONE
Travelers Property Casualty Co       STOCK  89420G109        3         216    SH              SOLE      NONE                   NONE
Travelers Property Casualty Co       STOCK  89420G406        7         443    SH              SOLE      NONE                   NONE
United Parcel Service Inc            STOCK  911312106       88       1,400    SH              SOLE      NONE                   NONE
US Bancorp                           STOCK  902973304      409      16,700    SH              SOLE      NONE                   NONE
CBS Corp                             STOCK  925524100       61       1,400    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103      391       7,000    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109      359      12,000    SH              SOLE      NONE                   NONE
Waste Management Inc                 STOCK  94106L109      143       6,000    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101      202       4,000    SH              SOLE      NONE                   NONE
Wendy's International Inc            STOCK  950590109       41       1,400    SH              SOLE      NONE                   NONE
WM Wrigley Jr Co                     STOCK  982526105       87       1,600    SH              SOLE      NONE                   NONE